PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepayment for vehicle purchase		$ 32,091	$ 0
Other receivables		19,249	0
Deductible input VAT		545	29
Advance to suppliers		23	412
Others	[1]	1,362	0
Prepaid expenses and other current assets		$ 53,270	$ 441

[1]	Others mainly included prepaid rent, staff advances, prepaid marketing fee, advertising fee, professional fee, and other receivables incurred for daily operations.